Unaudited Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue	$ 8,339,732
Cost of sales	(2,173,767)
Gross profit	6,165,965
Operating expenses:
Research and development	(110,125,563)	$ (64,625,210)
Selling, general and administrative	(47,186,808)	(10,599,246)
Loss from operations	(151,146,406)	(75,224,456)
Interest income, net	5,071,173	1,278,587
Other expense, net	(2,063,683)	(1,417,464)
Loss before income tax and share of loss from equity method investment	(148,138,916)	(75,363,333)
Income tax expense	0
Share of loss from equity method investment	(501,754)	(354,265)
Net loss	(148,640,670)	(75,717,598)
Net loss attributable to ordinary shareholders	$ (148,640,670)	$ (75,717,598)
Loss per share - basic and diluted	$ (2.35)	$ (1.49)
Weighted-average shares used in calculating net loss per ordinary share - basic and diluted	63,189,214	50,801,993